Concentrations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Sponsorship revenue [Member]
Concentrations (Details) [Line Items]
Number of customer	2		2	2
Concentration risk percentage		two
Sponsorship revenue [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	58%	63%
Sponsorship revenue [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	15%	17%
Sponsorship revenue [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			74.00%	63.00%
Sponsorship revenue [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			19.00%	17.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer	3		2	2
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	39%		71%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	26%		15%
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	16%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			71.00%	43.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			15.00%	33.00%